Post-retirement benefit plans - Schedule of net funded status (Details) - USD ($) $ in Thousands	2 Months Ended
	Dec. 31, 2021	Nov. 01, 2021
Retirement Benefits [Abstract]
Projected benefit obligations	$ (188,697)
Fair value of plan assets	140,152
Defined benefit obligation	(48,545)	$ 0
GECAS Transaction	(64,801)
Net periodic pension income	7,197
Changes in funded status recognized in other comprehensive income	5,855
Company contributions during the period	1,981
Exchange rate adjustment	1,223
Funded status at end of period	$ 48,545